Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options
Share option transactions are summarized as follows:

	Number of share options (000’s)	Weighted average exercise price C$

Outstanding – December 31, 2019	9,945	0.43

Granted	1,905	0.51

Exercised	(782)	0.29

Cancelled	(358)	0.29

Forfeited/expired	(160)	0.31

Outstanding – December 31, 2020	10,550	0.46

Granted	1,220	0.77

Exercised	(1,595)	0.36

Cancelled	(775)	0.36

Outstanding – December 31, 2021	9,400	0.52

Granted	1,047	1.07

Exercised	(1,112)	0.52

Cancelled	(798)	0.53

Outstanding – December 31, 2022	8,537	0.59

Disclosure of range of exercise prices of outstanding share options
At December 31, 2022, the following share options were outstanding:

Number of share options (000`s)	Number of share options vested (000’s)	Exercise price per share option C$	Expiry date

3,770	3,770	0.365 – 0.77	Feb – Dec 2023

1,545	1,545	0.365	Dec 2024

1,255	1,255	0.51	Dec 2025

920	920	0.77	Dec 2026

1,047	972	0.82 – 1.14	April - Nov 2027

8,537	8,462

Summary of Weighted Average of Share Option and Exercisable

December 31, 2022

Weighted average exercise price for exercisable options	C$0.54

Weighted average share price for options exercised	C$1.18

Weighted average years to expiry for exercisable share options	2.14 years

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period	The following weighted average assumptions were used for the Black-Scholes valuation of share options granted:

	2022	2021	2020

Risk-free interest rate	3.32%	1.41%	0.41%

Expected life of options (years)	5.0	4.9	4.9

Expected volatility	54%	56%	56%

Expected dividend	0.00%	0.00%	0.00%

Summary of Share purchase warrants
The fair value per Warrant issued during fiscal 2020 was determined to be C$0.12 using the following weighted average assumptions using the Black-Scholes option pricing model:

Share price	C$0.43
Risk-free interest rate	0.24%
Expected dividend	0.00%
Expected life	3 years
Expected volatility	56%

Disclosure of number and weighted average exercise prices of share purchase warrant
Share purchase warrant transactions are summarized as follows:

	Number of share purchase warrants	Weighted average exercise price C$

Outstanding – December 31, 2019	9,264,735	0.55

Issued	5,139,000	0.60

Outstanding – December 31, 2020	14,403,735	0.57

Exercised	(4,562,578)	0.55

Outstanding – December 31, 2021	9,841,157	0.58

Exercised Expired	(4,115,354) (586,803)	0.55 0.55

Outstanding – December 31, 2022	5,139,000	0.60

Summary of Weighted average assumptions	At December 31, 2022, the following Warrants were outstanding:

Number of share purchase warrants	Exercise price per share purchase warrant C$	Expiry date

5,139,000	0.60	September 13, 2023

Summary of deferred share units outstanding
At December 31, 2022, the following DSUs were outstanding:

Number of DSUs (000’s)

Outstanding – December 31, 2019	-

Granted	450

Outstanding – December 31, 2020	450

Granted	615

Outstanding – December 31, 2021	1,065

Granted	708

Redeemed	(220)

Outstanding – December 31, 2022	1,553